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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21308

Alger China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—95.2%

AUSTRALIA—0.6%

COAL & CONSUMABLE FUELS—0.6%
Linc Energy Ltd.* (Cost $233,885)	260,100	$375,323

BRAZIL—1.0%

DIVERSIFIED METALS & MINING—1.0%
Vale S.A.# (Cost $251,349)	24,750	688,050

CANADA—3.9%

COAL & CONSUMABLE FUELS—0.4%
SouthGobi Resources Ltd.*	19,850	252,361

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Westport Innovations Inc.*	55,450	1,102,901

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Potash Corporation of Saskatchewan Inc.	6,350	665,924

GOLD—0.9%
Yamana Gold Inc.	64,100	603,822

TOTAL CANADA (Cost $2,506,819)		2,625,008

CAYMAN ISLANDS—1.9%

COMPUTER STORAGE & PERIPHERALS—0.4%
Seagate Technology*	22,750	285,513

INTERNET SOFTWARE & SERVICES—1.1%
Tencent Holdings Ltd.	36,950	711,647

PHARMACEUTICALS—0.4%
China Shineway Pharmaceutical Group Ltd.	107,000	288,594

TOTAL CAYMAN ISLANDS (Cost $957,183)		1,285,754

CHINA—25.6%

ADVERTISING—0.7%
Focus Media Holding Ltd.#*	24,500	444,185

APPLICATION SOFTWARE—2.4%
AutoNavi Holdings Ltd. #*	37,200	544,236
VanceInfo Technologies Inc. #*	42,150	1,070,189
		1,614,425
BIOTECHNOLOGY—0.7%
China Nuokang Bio-Pharmaceutical Inc.#*	95,200	486,472

COMMUNICATIONS EQUIPMENT—0.5%
ZTE Corp.	100,200	319,918

CONSTRUCTION & ENGINEERING—1.2%
China Railway Construction Corp., Ltd.	589,650	824,409

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Sany Heavy Equipment International Holdings Co., Ltd.	429,000	493,757

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)

DISTILLERS & VINTNERS—0.3%
Yantai Changyu Pioneer Wine Co.*	18,600	$195,542

DIVERSIFIED BANKS—3.8%
Bank of China Ltd.	1,589,000	838,738
China Construction Bank Corp.	710,000	602,369
China Merchants Bank Co., Ltd.	158,500	423,415
Industrial & Commercial Bank of China	899,000	687,488
		2,552,010
HEALTH CARE EQUIPMENT—1.2%
China Medical Technologies Inc. #	44,400	455,099
Mindray Medical International Ltd. #	9,800	303,212
		758,311
HOTELS RESORTS & CRUISE LINES—2.2%
China Lodging Group Ltd. #*	5,742	106,227
Ctrip.com International Ltd. #*	34,900	1,405,073
		1,511,300
INDUSTRIAL MACHINERY—1.4%
Duoyuan Global Water Inc. #*	26,200	528,978
SmartHeat Inc. *	67,950	438,957
		967,935
INTEGRATED OIL & GAS—1.6%
China Petroleum & Chemical Corp.	518,000	417,468
PetroChina Co., Ltd.	610,000	691,084
		1,108,552
INTERNET SOFTWARE & SERVICES—2.4%
Baidu Inc. #*	15,850	1,290,349
Netease.com #*	8,100	310,230
		1,600,579
LEISURE PRODUCTS—0.5%
Anta Sports Products Ltd.	180,000	317,477

LIFE & HEALTH INSURANCE—1.6%
China Life Insurance Co., Ltd.	247,000	1,095,481

NETWORKING EQUIPMENT—0.6%
O-Net Communications Group Ltd.*	966,000	439,006

PACKAGED FOODS & MEATS—1.8%
China Minzhong Food Corp., Ltd. *	809,000	761,468
China Yurun Food Group Ltd.	143,000	469,456
		1,230,924
PAPER PRODUCTS—1.0%
Nine Dragons Paper Holdings Ltd.	474,649	689,287

SPECIALTY CHEMICALS—1.0%
Dongyue Group	3,115,000	681,751

TOTAL CHINA (Cost $14,866,903)		17,331,321

HONG KONG—22.1%

AGRICULTURAL PRODUCTS—0.8%
China Agri-Industries Holdings Ltd.	456,000	516,027

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HONG KONG—(CONT.)

CONSUMER ELECTRONICS—0.4%
Haier Electronics Group Co., Ltd.*	421,000	$293,223

DISTRIBUTORS—0.8%
Li & Fung Ltd.	112,000	514,760

DIVERSIFIED CONSUMER SERVICES—1.2%
China Resources Enterprise Ltd.	211,950	804,960

ELECTRIC UTILITIES—1.5%
Hongkong Electric Holdings Ltd.	164,500	997,483

ELECTRONIC COMPONENTS—1.8%
AAC Acoustic Technologies Holdings Inc.	330,000	586,289
Truly International Holdings	470,000	640,180
		1,226,469
ELECTRONIC MANUFACTURING SERVICES—0.5%
Ju Teng International Holdings Ltd.	514,000	366,599

EXCHANGE TRADED FUNDS—1.0%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	427,700	699,297

GAS UTILITIES—0.9%
China Resources Gas Group Ltd.	418,000	605,945

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.0%
GCL Poly Energy Holdings Ltd.*	2,885,000	668,555

MARINE—0.9%
Orient Overseas International Ltd.*	77,500	605,632

MULTI-LINE INSURANCE—0.8%
China Taiping Insurance Holdings Co., Ltd.*	161,600	546,122

OIL & GAS EXPLORATION & PRODUCTION—1.4%
CNOOC Ltd.	566,000	954,567

PAPER PRODUCTS—0.8%
Fook Woo Group Holdings Ltd.*	1,532,000	516,748

RAILROADS—0.9%
MTR Corp.	163,921	577,179

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.5%
Cheung Kong Holdings Ltd.	57,000	687,963
New World Development Ltd.	223,000	397,912
Shimao Property Holdings Ltd.	234,000	448,870
Sun Hung Kai Properties Ltd.	58,000	850,492
		2,385,237
SPECIALIZED FINANCE—2.1%
Hong Kong Exchanges and Clearing Ltd.	89,550	1,468,770

SPECIALTY STORES—0.7%
Hengdeli Holdings Ltd.	928,000	425,321

WIRELESS TELECOMMUNICATION SERVICES—1.1%
China Mobile Ltd.	73,000	739,633

TOTAL HONG KONG (Cost $11,618,898)		14,912,527

	SHARES	VALUE
COMMON STOCKS—(CONT.)

IRELAND—0.4%

HEALTH CARE EQUIPMENT—0.4%
Covidien PLC (Cost $327,379)	7,550	$281,766

JAPAN—1.0%

AUTOMOBILE MANUFACTURERS—1.0%
Honda Motor Co., Ltd. (Cost $664,009)	21,950	688,264

LUXEMBOURG—0.0%

SPECIALTY STORES—0.0%
L’Occitane International SA* (Cost $18,834)	9,600	21,011

TAIWAN—10.8%

COMMUNICATIONS EQUIPMENT—1.0%
Wistron NeWeb Corp.*	346,000	686,862

COMPUTER HARDWARE—0.8%
Wistron Corp.*	328,767	531,372

COMPUTER STORAGE & PERIPHERALS—0.4%
Chimei Innolux Corp.*	234,830	254,009

DISTRIBUTORS—1.1%
WPG Holdings Co., Ltd.*	356,000	735,650

ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Cheng Uei Precision Industry Co., Ltd. *	289,486	507,703
Simplo Technology Co., Ltd. *	92,540	512,062
		1,019,765
ELECTRONIC COMPONENTS—0.4%
Wintek Corp.*	275,000	246,737

ELECTRONIC MANUFACTURING SERVICES—2.2%
Hon Hai Precision Industry Co., Ltd.*	365,200	1,472,788

OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Fubon Financial Holding Co., Ltd.*	589,000	723,648

PACKAGED FOODS & MEATS—0.5%
Uni-President Enterprises Corp.*	274,572	326,611

SEMICONDUCTORS—0.7%
Ralink Technology Corp.	139,740	506,755

WIRELESS TELECOMMUNICATION SERVICES—1.1%
Far EasTone Telecommunications	520,000	725,033

TOTAL TAIWAN (Cost $5,191,382)		7,229,230

UNITED KINGDOM—0.7%

REGIONAL BANKS—0.7%
Standard Chartered PLC (Cost $416,033)	15,450	449,925

UNITED STATES—27.2%

AIR FREIGHT & LOGISTICS—1.3%
United Parcel Service Inc., Cl. B	13,500	877,500

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)

ASSET MANAGEMENT & CUSTODY BANKS—1.1%
BlackRock Inc.	2,100	$330,729
T. Rowe Price Group Inc.	9,000	434,070
		764,799
BIOTECHNOLOGY—0.7%
Human Genome Sciences Inc.*	18,450	478,593

CASINOS & GAMING—0.9%
Las Vegas Sands Corp.*	23,900	641,954

COAL & CONSUMABLE FUELS—1.1%
Peabody Energy Corp.	17,100	772,065

COMMUNICATIONS EQUIPMENT—2.6%
Cisco Systems Inc. *	35,200	812,063
Opnext Inc. *	65,350	117,630
Qualcomm Inc.	21,000	799,680
		1,729,373
COMPUTER HARDWARE—2.3%
Apple Inc.*	6,100	1,569,225

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.4%
Bucyrus International Inc.	9,750	606,645
Cummins Inc.	12,550	999,106
		1,605,751
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard Inc.	1,500	315,060

ELECTRONIC EQUIPMENT MANUFACTURERS—0.7%
Hollysys Automation Technologies Ltd.*	48,000	468,480

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Monsanto Co.	10,500	607,320

GENERAL MERCHANDISE STORES—0.3%
Target Corp.	4,200	215,544

HEALTH CARE EQUIPMENT—0.4%
CR Bard Inc.	3,850	302,341

HOME ENTERTAINMENT SOFTWARE—1.1%
Activision Blizzard Inc.	60,150	714,582
RealD Inc. *	500	8,500
		723,082
INDUSTRIAL MACHINERY—1.9%
SPX Corp.	21,700	1,292,453

INTERNET RETAIL—0.4%
Amazon.com Inc.*	2,300	271,147

INTERNET SOFTWARE & SERVICES—0.5%
GSI Commerce Inc.*	15,800	355,816

OFFICE SERVICES & SUPPLIES—0.5%
SYKES Enterprises Inc.*	21,000	332,850

OIL & GAS EXPLORATION & PRODUCTION—0.7%
Devon Energy Corp.	7,650	478,049

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)

RESTAURANTS—1.2%
Yum! Brands Inc.	19,350	$799,155

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.*	16,350	689,807

SEMICONDUCTORS—3.0%
Altera Corp.	24,250	672,210
Atheros Communications Inc. *	12,050	318,602
Broadcom Corp., Cl. A	4,900	176,547
Intel Corp.	10,700	220,420
Skyworks Solutions Inc. *	36,050	631,957
		2,019,736
SPECIALIZED FINANCE—0.9%
CME Group Inc.	2,100	585,480

STEEL—0.8%
Cliffs Natural Resources Inc.	9,050	511,959

TOTAL UNITED STATES (Cost $16,304,234)		18,407,539

TOTAL COMMON STOCKS (Cost $53,356,908)		64,295,718

CONVERTIBLE PREFERRED STOCK—1.2%

BRAZIL—1.2%

DIVERSIFIED METALS & MINING—1.2%
Vale Capital II, 6.75%, 6/15/2012* (Cost $630,315)	10,430	835,787

	PRINCIPAL AMOUNT
CORPORATE BONDS—0.9%

UNITED STATES—0.9%

CASINOS & GAMING—0.9%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 6.63%, 12/1/14(L2) (Cost $569,001)	615,000	641,138

SHORT-TERM INVESTMENTS—1.8%

TIME DEPOSITS—1.8%
Brown Bothers Harriman, Cayman, 0.03%, 8/2/10(L2)	473	473
Citibank, London, 0.03%, 8/2/10(L2)	1,222,077	1,222,077
TOTAL TIME DEPOSITS (Cost $1,222,550)		1,222,550

Total Investments (Cost $55,778,774)(a)	99.1%	66,995,193
Other Assets in Excess of Liabilities	0.9	582,481

NET ASSETS	100.0%	$67,577,674

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $58,241,111 amounted to $8,754,082 which consisted of aggregate gross unrealized appreciation of $13,919,198 and aggregate gross unrealized depreciation of $5,165,116.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger China-U.S. Growth Fund (formerly The China-U.S. Growth Fund) (the “Fund”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. (“Alger Management”), the Fund’s investment manager. The Fund’s single share class was re-designated as Class A shares effective January 24, 2005, and are generally subject to an initial sales charge. Class C shares were first offered March 3, 2008, and are generally subject to a deferred sales charge.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Fund having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31. 2010 in valuing the Funds’ investments carried at fair value:

Alger China-U.S. Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,878,991	$6,878,991	—	—
Consumer Staples	2,269,104	2,269,104	—	—
Energy	3,940,917	3,940,917	—	—
Exchange Traded Funds	699,297	699,297	—	—
Financials	11,376,432	11,376,432	—	—
Health Care	2,596,077	2,596,077	—	—
Industrials	9,700,132	9,700,132	—	—
Information Technology	18,133,258	18,133,258	—	—
Materials	4,964,861	4,964,861	—	—
Telecommunication Services	1,464,666	1,464,666	—	—
Utilities	2,271,983	2,271,983	—	—
TOTAL COMMON STOCKS	$64,295,718	$64,295,718	—	—
CONVERTIBLE PREFERRED STOCK
Materials	$835,787	$835,787	—	—
CORPORATE BONDS
Consumer Discretionary	$641,138	—	$641,138	—
SHORT-TERM INVESTMENTS
Time Deposits	$1,222,550	—	$1,222,550	—
TOTAL INVESTMENTS IN SECURITIES	$66,995,193	$65,131,505	$1,863,688	—

For the 3 months ended July 31, 2010, the Fund transferred foreign securities totaling $36,129,781 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Fund may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Fund purchases put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 28, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 28, 2010